Schedule of closed transactions (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Sale amount	$ 4,914,000
Gain/(loss)	$ 1,071,000
Transaction Closed One [Member]
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Transaction	Sale of 30% of the Frade field concession. The transaction also includes the sale of the entire stake held by the subsidiary Petrobras Frade Inversiones S.A. (PFISA), in the company Frade BV
Acquirer	PetroRio
Signature date	2019-11
Closing date	2021-02
Sale amount	$ 44,000
Gain/(loss)	$ 88,000
Transaction Closed Two [Member]
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Transaction	Sale of the Company’s entire interest in Petrobras Uruguay Distribución S.A. (PUDSA
Acquirer	DISA Corporación Petrolífera S.A.
Signature date	2019-08
Closing date	2021-02
Sale amount	$ 68,000
Gain/(loss)	$ (3,000)
Transaction Closed Three [Member]
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Transaction	Petrobras Biocombustível S.A. (PBio) sale of all of its shares issued by BSBios Indústria e Comércio de Biodiesel Sul Brasil S.A. (BSBios) (50% of the share capital)
Acquirer	RP Participações em Biocombustíveis S.A
Signature date	2020-12
Closing date	2021-02
Sale amount	$ 47,000
Gain/(loss)	(1,000)
Transaction Closed Three [Member] | Brazil, Brazil Real
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Sale amount	$ 253
Transaction Closed Four [Member]
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Transaction	Sale of the Company’s entire interest (49%) in companies Eólica Mangue Seco 1, 3 and 4, wind power generation plants, in the state of Rio Grande do Norte
Acquirer	V2I Transmissão de Energia Elétrica S.A.
Signature date	2020-12
Closing date	2021-04
Sale amount	$ 26
Gain/(loss)	19,000
Transaction Closed Four [Member] | Brazil, Brazil Real
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Sale amount	$ 145
Transaction Closed Five [Member]
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Transaction	Sale of the Company’s remaining 10% interest in NTS
Acquirer	Nova Infraestrutura Gasodutos Participações S.A.
Signature date	2021-04
Closing date	2021-04
Sale amount	$ 277
Gain/(loss)	109,000
Transaction Closed Five [Member] | Brazil, Brazil Real
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Sale amount	$ 1,539
Transaction Closed Six [Member]
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Transaction	Sale of the Company’s entire interest (51%) in company Eólica Mangue Seco 2, a wind power generation plant, in the state of Rio Grande do Norte
Acquirer	Fundo de Investimento em Participações Multiestratégia Pirineus (FIP Pirineus)
Signature date	2021-02
Closing date	2021-05
Sale amount	$ 6
Gain/(loss)	4,000
Transaction Closed Six [Member] | Brazil, Brazil Real
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Sale amount	$ 34
Transaction Closed Seven [Member]
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Transaction	Sale of the Company’s entire interest in eight onshore fields, called Rio Ventura group, located in the state of Bahia
Acquirer	3R Rio Ventura S.A., subsidiary of 3R Petroleum e Participações S.A
Signature date	2020-08
Closing date	2021-07
Sale amount	$ 97,000
Gain/(loss)	$ 109,000
Transaction Closed Eight [Member]
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Transaction	Sale of the Company’s remaining 37.5% interest in BR Distribuidora (renamed Vibra Energia)
Acquirer	Several (public offering)
Signature date	2021-06
Closing date	2021-07
Sale amount	$ 2,203,000
Transaction Closed Eight [Member] | Brazil, Brazil Real
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Sale amount	$ 11,358
Transaction Closed Nine [Member]
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Transaction	Transfer of the Company’s remaining 10% interest in Lapa field and in Lapa Oil & Gas BV
Acquirer	TotalEnergies
Signature date	2018-12
Closing date	2021-08
Sale amount	$ 49,000
Gain/(loss)	$ 13,000
Transaction Closed Ten [Member]
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Transaction	Sale of the Company’s 40% interest in the company GNL Gemini Comercialização e Logística de Gás Ltda. (GásLocal)
Acquirer	White Martins Gases Industriais Ltda
Signature date	2020-09
Closing date	2021-09
Sale amount	$ 12,000
Gain/(loss)	(1,000)
Transaction Closed Ten [Member] | Brazil, Brazil Real
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Sale amount	$ 61
Transaction Closed Eleven [Member]
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Transaction	Sale of 100% of the shares of Refinaria Mataripe S.A., controller of Landulpho Alves Refinery - RLAM and its associated logistics assets, in the state of Bahia
Acquirer	MC Brazil Downstream Participações, a company of the Mubadala Capital group
Signature date	2021-03
Closing date	2021-11
Sale amount	$ 1,811,000
Gain/(loss)	$ 574,000
Transaction Closed Twelve [Member]
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Transaction	Sale of the Company's entire interest in Termelétrica Potiguar S.A. - TEP (20% ) and in Companhia Energética Manauara S.A. - CEM (40%)
Acquirer	Global Participações Energia S.A., through subsidiaries
Signature date	2021-07
Closing date	2021-11
Sale amount	$ 28,000
Gain/(loss)	4,000
Transaction Closed Twelve [Member] | Brazil, Brazil Real
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Sale amount	$ 156
Transaction Closed Thirteen [Member]
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Transaction	Sale of the Company's entire 93.7% interest in Breitener Energética S.A., in the state of Amazonas
Acquirer	Breitener Holding Participações S.A., a wholly-owned subsidiary of Ceiba Energy LP.
Signature date	2021-08
Closing date	2021-11
Sale amount	$ 35,000
Gain/(loss)	(10,000)
Transaction Closed Thirteen [Member] | Brazil, Brazil Real
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Sale amount	$ 192
Transaction Closed Fourteen [Member]
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Transaction	Sale of the Company's entire interest in 9 onshore production fields (Miranga group of fields), in the state of Bahia
Acquirer	SPE Miranga S.A., subsidiary of PetroRecôncavo S.A.
Signature date	2021-02
Closing date	2021-12
Sale amount	$ 154,000
Gain/(loss)	$ 130,000
Transaction Closed Fifteen [Member]
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Transaction	Sale of the Company's entire interest in 12 onshore production fields (Remanso group of fields), in the state of Bahia
Acquirer	PetroRecêncavo S.A.
Signature date	2020-12
Closing date	2021-12
Sale amount	$ 16,000
Gain/(loss)	$ 25,000
Transaction Closed Sixteen [Member]
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Transaction	Sale of the Company's entire interest in 27 onshore production fields (Cricaré group of fields), in the state of Espírito Santo
Acquirer	Karavan Seacrest SPE Cricare
Signature date	2020-08
Closing date	2021-12
Sale amount	$ 38,000
Gain/(loss)	$ 36,000
Transaction Closed Seventeen [Member]
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Transaction	Sale of three thermoelectric plants powered by fuel oil, located in Camaçari, in the state of Bahia
Acquirer	São Francisco Energia S.A., a subsidiary of Global Participações em Energia S.A.
Signature date	2021-05
Closing date	2021-12
Sale amount	$ 11,000
Gain/(loss)	(25,000)
Transaction Closed Seventeen [Member] | Brazil, Brazil Real
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Sale amount	$ 61